Right-of-use assets and lease liabilities	6 Months Ended
Jun. 30, 2023
Right-of-use assets and lease liabilities

4.       Right-of-use assets and lease liabilities

Operating leases

On January 9, 2020, the Company commenced a new five-year sale and leaseback agreement for each of the two suezmaxes, Archangel and Alaska. The agreed net sale price was $61,070. Under these leaseback agreements, there is a seller’s credit of $11,800 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessels during the charter period. As of June 30, 2023, the Company has classified the seller’s credit, as long-term receivable amounting to $11,334. In accordance with ASC 842, the Company accounts for the transaction as an operating lease.

On December 21, 2020, the Company commenced a new five-year sale and leaseback agreement for the aframax, Sakura Princess. The agreed net sale price was $24,527. Under this leaseback agreement, there is a seller’s credit of $4,425 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of June 30, 2023, the Company has classified the seller’s credit, as long-term receivable amounting to $4,295. In accordance with ASC 842, the Company accounts for the transaction as an operating lease. Upon execution of the sale and leaseback of the aframax tanker, Sakura Princess, the Company recognized a financial liability amounting to $5,148, being the difference between the sale price of the asset and its fair value, as per ASC 842-40.

On June 21, 2021, the Company commenced a new five-year sale and leaseback agreement for each of the two suezmaxes, Arctic and Antarctic. The agreed net sale price was $52,304. Under these leaseback agreements, there is a seller’s credit of $8,415 on the sales price that becomes immediately payable to the Company by the owners at the end of the five-year charter or upon sale of the vessel during the charter period. As of June 30, 2023, the Company has classified the seller’s credit, as long-term receivable amounting to $7,929. In accordance with ASC 842, the Company accounts for the transaction as an operating lease.

At June 30, 2023 and December 31, 2022, the Company assessed the recoverability of the seller’s credits and there was no indication of impairment.

As at June 30, 2023, the Company recognized on its consolidated balance sheet a right-of-use asset of $26,968 for the two suezmaxes Arctic and Antarctic, $7,071 for the aframax tanker Sakura Princess, $13,709 for the two suezmaxes Archangel and Alaska, respectively, equal to the corresponding obligation under operating leases based on the present value of the future minimum lease payments, for each of the five right-of-use assets, respectively. The Company has not incurred any initial direct costs for the sale and leaseback transactions and has not made any payments prior to the commencement date of the contracts. The leaseback agreements include option periods, which are not recognized as part of the right-of-use asset and the obligation under operating leases.

The incremental borrowing rate used to determine the right-of-use asset and the obligations under operating leases was 3.59% for the sale and leaseback agreement each of the two suezmaxes, Archangel and Alaska, 2.54% for the sale and leaseback agreement of the aframax, Sakura Princess and 2.98% for the sale and leaseback agreement of the two suezmaxes Arctic and Antarctic and the respective weighted average remaining lease term was 1.53, 2.48 and 2.99 years, respectively, as at June 30, 2023 and 2.02, 2.98 and 3.49 years, respectively, as at December 31, 2022.

As at June 30, 2023 and December 31, 2022, both the right-of use asset and the corresponding obligation under operating leases were $47,748 (current portion $21,381 and non-current portion $26,367) and $58,706 (current portion $21,737 and non-current portion $36,969), respectively. The financial liability recognized for aframax Sakura Princess was $2,689 (current portion $1,051 and non-current portion $1,638) as of June 30, 2023, and $3,195 (current portion $1,031 and non-current portion $2,164) as of December 31, 2022.

Period/ Year	Lease Commitment
July 1 to December 31, 2023	$12,970
2024	25,958
2025	15,332
2026	4,992
Minimum net lease payments	$59,252
Less: present value discount	(8,815)
Total obligations under operating leases and financial liability (current and non-current portion)	$50,437

The Company has subleased all five vessels and has recognized sublease revenue, net of voyage expenses of $19,856 for the second quarter of 2023 and seven vessels that the Company has recognized $16,944 for the second quarter 2022. The amount of $49,540 was recognized for the first half of 2023 compared to $19,450 in the prior year first half for all five vessels.

Finance leases

On December 21, 2017, the Company commenced a five-year sale and leaseback agreement for each of the two suezmaxes, Eurochampion 2004 and Euronike. On October 20, 2022, the Company signed an addendum in the bareboat agreement for each of the two suezmaxes, whereby had the option to extend the charter period for one year and additional two purchase options to repurchase the vessels. The Company accounted the transaction as a lease modification and upon reassessment of the classification of the lease, classified the transaction as a finance lease, as of the effective date of the modification. During February 2023, the Company exercised one of the purchase options and repurchased both vessels at a purchase price of $13,750 each , net of the seller’s credit amount of $6,500 for each vessel. The Company’s lease liability under finance leases was increased by $60 during the period from January 1, 2023 through February 2023, when the purchase option was exercised presented in the Company’s consolidated statements of comprehensive income under interest and finance costs, net, using incremental borrowing rate of 3.9%, while reduced by $533 to reflect the lease payments made during the period, resulting in a total amount of $27,500 against $28,033 as of December 31, 2022, for both vessels. The amount of the right-of-use-assets was amortized on a straight-line method based on the estimated remaining economic lives of the vessels and was presented in the Company’s consolidated statements of comprehensive income under depreciation and amortization. The Company’s right-of-use-assets were amortized by $306 through the purchase option date resulting in a total amount of $41,545 as of such date compared against $41,851 as of December 31, 2022. The weighted average remaining lease term for each of the two suezmaxes, Eurochampion 2004 and Euronike was 0.05 years, as at December 31, 2022. Upon such purchase option exercise, as per ASC 842 the financial liability has been settled and the amount of $41,545 mentioned above, was presented in the Company’s consolidated balance sheets under vessels. The Company has subleased both vessels, the amount of $5,809 and $4,601 was recognized as sublease revenue, net of voyage expenses for the finance lease period (January 1, 2023 until February 14, 2023 and February 21, 2023 for Eurochampion 2004 and Euronike, respectively) and the operating lease period, respectively (six-month period ended June 30, 2022).

During February 2023, the Company exercised one of the purchase options and repurchased both vessels at a purchase price of $13,750 each.